Prepayments and Other Current Assets, Net	12 Months Ended
Dec. 31, 2025
Prepayments and Other Current Assets, Net [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS, NET
5.	PREPAYMENTS AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets, net consist of the following:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Current:
Prepayment for operating expenses	3,693,799	6,622,072	850,805
Prepayment for advertising expenses	—	784,997	100,857
Deferred IPO costs	5,137,874	—	—
Others	807,895	477,652	61,369
	9,639,568	7,884,721	1,013,031

Non-current:
Prepayment for operating expenses	—	1,394,329	179,144
Prepayment for advertising expenses	—	1,962,493	252,141
	—	3,356,822	431,285

Total prepayments and other current assets	9,639,568	11,241,543	1,444,316